Note 24 - Subsequent Events (Details Textual)							1 Months Ended	3 Months Ended		9 Months Ended	12 Months Ended
	Apr. 21, 2026 USD ($) $ / shares shares	Apr. 21, 2026 EUR (€) shares	Mar. 31, 2026 USD ($) $ / shares shares	Mar. 27, 2026 USD ($) $ / shares shares	Mar. 03, 2026 USD ($) $ / shares shares	Dec. 04, 2024 USD ($)	Jun. 30, 2026 USD ($)	Mar. 31, 2026 USD ($) $ / shares shares	Mar. 31, 2025 USD ($)	Sep. 30, 2025	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Apr. 21, 2026 EUR (€)	Apr. 06, 2026 USD ($)	Mar. 24, 2026	Sep. 05, 2025 $ / shares	Apr. 28, 2025 $ / shares	Oct. 11, 2024 $ / shares
Common Stock, Par or Stated Value Per Share (in dollars per share) | $ / shares			$ 0.0001					$ 0.0001			$ 0.0001	$ 0.0001				$ 0.0001	$ 0.0001	$ 0.0001
Proceeds from Issuance of Debt | $								$ 600,000	$ 492,000		$ 2,377,000	$ 6,782,000
Put Option Agreement, Covenant, Shares Repurchased (in shares)			1,150					1,150
Preferred Stock, Shares Authorized (in shares)			1,000,000					1,000,000			1,000,000
Preferred Stock, Shares Issued (in shares)												0
EverOn Energy LLC [Member] | Alt Alliance Llc [Member]
Ownership Percentage															51.00%
Series C Convertible Preferred Stock [Member] | Subscription Agreements [Member]
Stock Issued During Period, Shares, New Issues (in shares)					2,625
Common Stock, Par or Stated Value Per Share (in dollars per share) | $ / shares					$ 0.1
Series D Convertible Preferred Stock [Member]
Stock Issued During Period, Shares, New Issues (in shares)			7,583	2,150
Put Option Agreement, Covenant, Equity Raise | $				$ 8,000,000
Put Option Agreement, Covenant, Shares Repurchased (in shares)				1,150
Put Option Agreement, Covenant, Price of Repurchased Shares (in dollars per share) | $ / shares				$ 1,000
Preferred Stock, Shares Authorized (in shares)			20,000	20,000				20,000
Preferred Stock, Par or Stated Value Per Share (in dollars per share) | $ / shares			$ 0.0001	$ 0.0001				$ 0.0001
Preferred Stock, Shares Issued (in shares)			9,733					9,733
Preferred Stock, Stated Value (in dollars per share) | $ / shares								$ 1,000
Preferred Stock, Convertible, Conversion Price (in dollars per share) | $ / shares			$ 0.1					$ 0.1
Beneficial Ownership, Maximum			9.99%					9.99%
Series E Convertible Preferred Stock [Member]
Stock Issued During Period, Shares, New Issues (in shares)			684
Preferred Stock, Shares Authorized (in shares)			20,000					20,000
Preferred Stock, Par or Stated Value Per Share (in dollars per share) | $ / shares			$ 0.0001					$ 0.0001
Preferred Stock, Shares Issued (in shares)			684					684
Preferred Stock, Stated Value (in dollars per share) | $ / shares			$ 1,000
Preferred Stock, Convertible, Conversion Price (in dollars per share) | $ / shares			$ 0.1					$ 0.1
Beneficial Ownership, Maximum			4.99%					4.99%
Subsequent Event [Member]
Common Stock, Par or Stated Value Per Share (in dollars per share) | $ / shares					$ 0.0001
Put Option Agreement, Covenant, Period of Time (Year)				1 year
Put Option Agreement, Covenant, Equity Raise | $				$ 8,000,000
Subsequent Event [Member] | Series C Convertible Preferred Stock [Member]
Proceeds from Issuance of Debt Expected | $					$ 1,000,000
Proceeds from Issuance of Debt | $					$ 600,000
Subsequent Event [Member] | Series C Convertible Preferred Stock [Member] | Subscription Agreements [Member]
Stock Issued During Period, Shares, New Issues (in shares)	240	240			2,625
Proceeds from Issuance or Sale of Equity | $							$ 200,000
Preferred Stock, Stated Value (in dollars per share) | $ / shares	$ 709
Subsequent Event [Member] | Series D Convertible Preferred Stock [Member]
Stock Issued During Period, Shares, New Issues (in shares)				2,150
Common Stock, Par or Stated Value Per Share (in dollars per share) | $ / shares				$ 0.0001
Proceeds from Issuance or Sale of Equity | $				$ 1,000,000
Put Option Agreement, Covenant, Shares Repurchased (in shares)				1,150
Put Option Agreement, Covenant, Price of Repurchased Shares (in dollars per share) | $ / shares				$ 1,000
Preferred Stock, Shares Authorized (in shares)				20,000
Preferred Stock, Par or Stated Value Per Share (in dollars per share) | $ / shares				$ 0.0001
Preferred Stock, Shares Issued (in shares)				9,733
Preferred Stock, Stated Value (in dollars per share) | $ / shares				$ 1,000
Preferred Stock, Convertible, Conversion Price (in dollars per share) | $ / shares				$ 0.1
Beneficial Ownership, Maximum				9.99%
Subsequent Event [Member] | Series E Convertible Preferred Stock [Member]
Stock Issued During Period, Shares, New Issues (in shares)			684
Preferred Stock, Shares Authorized (in shares)			20,000					20,000
Preferred Stock, Par or Stated Value Per Share (in dollars per share) | $ / shares			$ 0.0001					$ 0.0001
Preferred Stock, Shares Issued (in shares)			684					684
Preferred Stock, Stated Value (in dollars per share) | $ / shares			$ 1,000
Preferred Stock, Convertible, Conversion Price (in dollars per share) | $ / shares			$ 0.1					$ 0.1
Beneficial Ownership, Maximum			4.99%					4.99%
Conversion of SNC Outstanding Debt into Series D Preferred Stock [Member] | Subsequent Event [Member]
Debt Conversion, Converted Instrument, Shares Issued (in shares)			7,583
Conversion of Two Promissory Notes into Series E Convertible Preferred Stock [Member] | Subsequent Event [Member]
Debt Conversion, Converted Instrument, Shares Issued (in shares)			684
Debt Conversion, Converted Instrument, Amount | $			$ 684,000
Forecast [Member] | Series C Convertible Preferred Stock [Member]
Stock Issued During Period, Shares, New Issues (in shares)	240	240
Proceeds from Issuance of Debt | €		€ 200,000
Note Purchase Agreement [Member] | Secure Net Capital LLC [Member]
Debt Instrument, Face Amount | $						$ 1,250,000
Debt Instrument, Original Issue Discount						20.00%				60.00%
Note Purchase Agreement [Member] | Secure Net Capital LLC [Member] | Forecast [Member]
Debt Instrument, Face Amount | $														$ 1,250,000
May 2025 Note [Member] | Forecast [Member]
Debt Instrument, Face Amount | $														312,500
September 2025 Note [Member] | Scenario, Plan [Member]
Debt Instrument, Face Amount | $														312,500
November 2025 Note [Member] | Forecast [Member]
Debt Instrument, Face Amount | $														$ 250,000
Modified Notes [Member] | Subsequent Event [Member]
Debt Instrument, Face Amount | $					$ 1,025,000
Debt Instrument, Minimum Equity Financing Covenant | $					5,000,000
Long-Term Debt, Gross | $					1,111,224
Secured Promissory Notes Sold in Subscription Agreements [Member]
Debt Instrument, Face Amount | $					$ 1,960,000
Debt Instrument, Original Issue Discount					20.00%
Proceeds from Issuance of Debt Expected | $					$ 1,000,000
Proceeds from Issuance of Debt | $					600,000
Debt Instrument, Covenant, Capital Raise | $					5,000,000
Secured Promissory Notes Sold in Subscription Agreements [Member] | Subsequent Event [Member]
Debt Instrument, Face Amount	$ 293,000				$ 1,250,000								€ 250,000
Debt Instrument, Original Issue Discount					20.00%
Proceeds from Issuance of Debt	$ 235,000	€ 200,000
Debt Instrument, Covenant, Capital Raise | $					$ 5,000,000
Subsequent Secured Promissory Notes Sold in Subscription Agreements [Member] | Forecast [Member]
Debt Instrument, Face Amount | €													€ 250,000